Intangible Assets (Details) - Schedule of amortization of intangible assets attributable to future periods - USD ($)	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Schedule Of Amortization Of Intangible Assets Attributable To Future Periods Abstract
2022		$ 1,408,540
2023	$ 2,371,566	1,408,540
2024	2,345,927	1,408,540
2025	2,062,027	1,408,540
2026 and thereafter		7,981,956
Total	$ 8,667,996	$ 13,616,116